Note 9 - Fair Value Measurements - Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation (Details) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)
	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance, beginning of period	$ 283,720	$ 1,040,305	$ 372,730	$ 1,963,785
Change in fair value of warrant liability	(178,021)	(189,146)	(267,031)	(1,112,626)
Balance, end of period	$ 105,699	$ 851,159	$ 105,699	$ 851,159